Risk management - Reconciliation of model (reportable) ECL to total ECL (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Unweighted ECL for all collective provisioned clients in upside scenario	€ 2,510
Unweighted ECL for all collective provisioned clients in baseline scenario	2,802
Unweighted ECL for all collective provisioned clients in down scenario	3,668
Accumulated impairments
Disclosure Of Financial Assets [Line Items]
Financial assets	5,839	€ 6,101
Total reportable collective provisions | Accumulated impairments
Disclosure Of Financial Assets [Line Items]
Financial assets	2,856	3,209
ECL from individually assessed impairments | Accumulated impairments
Disclosure Of Financial Assets [Line Items]
Financial assets	2,406	2,439
ECL from management adjustments | Accumulated impairments
Disclosure Of Financial Assets [Line Items]
Financial assets	€ 577	€ 453